Vessel Operating and Voyage Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Voyage Expenses [Abstract]
Brokerage commissions	$ 149,275	$ 156,644
Brokerage commissions - related party	289,644	148,123
Port & other expenses	162,305	180,970
Bunkers consumption	25,770	589,412
Loss on bunkers	0	1,512
Total Voyage expenses	626,994	1,076,661
Vessel Operating Expenses [Abstract]
Crew & crew related costs	2,997,533	3,025,158
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	803,294	774,115
Lubricants	78,580	121,158
Insurance	179,295	210,524
Tonnage taxes	32,649	33,015
Other	456,977	392,438
Total Vessel operating expenses	$ 4,548,328	$ 4,556,408